Income taxes	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes

13.	Income taxes

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2026	June 30, 2025

Loss before taxes	$(17,275,818)	$(349,227)

Expected income tax credit at statutory rate of 25% (2025: 25%)	$(4,318,955)	$(87,307)
Increase (decrease) in income taxes resulting from:
Change in fair value of warrants	-	(506,236)
Loss on extinguishment of warrants	-	71,337
Valuation allowance for deferred tax asset	-	388,969
Financing cost	200,000	150,000
Unrealiszed loss on investments in fund	9,978	-
Realized gain in investments	-	(12,669)
Unrealized loss on digital assets	704,788	-
Realized loss on digital assets	743,522	-
Loss on issuance of derivative and common stock	377,577
Loss on extinguishment of debts	1,204,733
Gain on fair value of convertible notes	(920,285)	-
Gain on change in fair value of derivative liabiliity	(16,689)
Staking reward income	(23,658)	-
Consignment inventory reserve allowance	414,717
Non-taxable other income	(2,188)	-
Non-taxable interest income	(42,674)	(53,171)
Non-tax deductible personnel expenses	39,738	42,578
Non-tax deductible consulting fees	803,613	154,777
Non-tax deductible general and administrative expenses	379,011	201,924
Non-tax deductible interest expenses	292,855
Income tax credit not recognized due to continuous loss making	175,589	-
Other items, net	(21,672)	(16,705)
Income tax expense (credit)	$-	$333,497

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2026	June 30, 2025
Deferred tax assets:
Accrued employee benefits	$50,244	$41,582
Unrealized foreign exchange (gain) loss	2,148	(1,264)
Depreciation	-	(5,031)
Operating right of use assets and lease liabilities	-	5,692
Accumulated tax loss	514,166	347,990
Provision for bad debt	-	-
Valuation allowance for deferred tax asset	(566,558)	(388,969)
Net deferred tax asset	$-	$-

As of June 30, 2026 and 2025, the Company had no provision for uncertain tax positions and no provisions for penalties or interest due to the net operating losses. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate. The Company’s accumulated tax losses in Australia can be carried forward indefinitely.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS